Loans Receivable from Franchisees, Net - Schedule of Allowance for Expected Credit Losses (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Schedule of Allowance for Expected Credit Losses [Abstract]
Balance at beginning of year	$ 55,520	$ 62,602
Provision	183,501
Reversal		(8,580)
Written-off	(8,571)
Effect of translation adjustment	2,426	1,498
Balance at end of year	$ 232,876	$ 55,520